Notes Payable and Convertible Notes Payable (Details) - USD ($)					1 Months Ended								2 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 16, 2026	Jul. 31, 2024	Mar. 31, 2024	Feb. 15, 2024	Oct. 31, 2024	Aug. 31, 2024	Mar. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	May 31, 2023	Jan. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Feb. 12, 2024	Jul. 01, 2022	Dec. 30, 2021
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Reclassified from convertible notes to notes payable								$ 640,000													$ 640,000	$ 507,136
Debt total								640,000						$ 640,000	$ 484,000				$ 484,000					$ 50,000
Fund received				$ 40,000
Amount of debt original issue discount				$ 15,000
Percentage of guaranteed interest				10.00%
Amount of guaranteed interest				$ 5,000
Number of warrant purchased (in Shares)		2,541,276																					2,604,667
Indebtedness they held		$ 1
Exercise price per share (in Dollars per share)		$ 0.3
Percentage of beneficial ownership																			9.99%
Interest rate per annum																			8.00%
Price per share (in Dollars per share)			$ 0.25				$ 0.25				$ 0.11				$ 0.13				$ 0.13
Conversion options closing price (in Dollars per share)									$ 0.179				$ 0.026		$ 0.1				$ 0.1		$ 0.026	$ 0.001			$ 0.018
Number of common stock issuable (in Shares)			2,080,000
Debt extinguishment			$ 520,000
Inducement expense		$ 377,774													$ 377,774		$ 186,160		$ 897,774	$ 289,017	$ 517,454
Interest Expense, Debt																			38,612	9,175
Notes payable								$ 540,000					$ 1,270,009	$ 540,000							1,270,009	507,136				$ 135,955
Fair value amount									$ 179,000				$ 71,600								71,600
Convertible debt											$ 6,298,703	$ 100,000
Original issue discount																						404,513
Net proceeds																			$ 524,000	$ 70,000	$ 240,000	830,000
Debt discount												$ 30,000
Converted shares (in Shares)								954,638	954,638				954,638
Bonus shares (in Shares)														62,000
Fixed rate per share (in Dollars per share)											$ 0.11		$ 0.1								$ 0.1
Convertible notes payable									$ 100,000
Bears interest									8.00%
Shares issued (in Shares)						750,000			1,000,000
Convertible notes payable											$ 1,232,857
Original discount											342,857
Debt discount amortized																					$ 469,514	$ 435,052
Aggregate amount											342,857										1,040,000
Convertible discount																						20.00%
Debt amount											$ 440,000
Remaining debt conversion option																					540,000
Inducement expense																					114,560
Various notes payable													$ 400,000								400,000
Accrued interest payable																						9,473
Warrant [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Number of warrant purchased (in Shares)		2
Exercise price per share (in Dollars per share)		$ 0.3
Notes Due August 2024 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Notes payable																						122,873
Notes Due October 2024 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Notes payable																						100,000
Notes Due January 2024 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt total																						107,136
Modification Of Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt instruments percentage																					10.00%
Inducement expense																					$ 71,600
Unsecured debt												1 year
Notes Due April 2024 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt total													400,000								400,000
Debt amount										$ 640,000
Note Issued in 2023 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt total								$ 105,000						$ 105,000
Conversion options closing price (in Dollars per share)								$ 0.179	$ 0.179					$ 0.179
Debt instruments percentage												20.00%
Unsecured debt														1 year
Original issue discount								$ 35,000				$ 30,000		$ 35,000
Net proceeds														$ 70,000
Fixed rate per share (in Dollars per share)								$ 0.11						$ 0.11
Notes Issued in 2022 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt total																						1,232,857
Convertible notes payable																						150,000
Original discount																						75,000
Beneficial conversion																						75,000
Net proceeds																						75,000
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Convertible notes payable													692,857								$ 692,857
Net proceeds																						755,000
Debt discount amortized																						150,000
Aggregate amount																						$ 1,232,857
Maturity date																					April 2024
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt total													$ 640,000								$ 640,000
Conversion options closing price (in Dollars per share)											$ 0.11		$ 0.179								$ 0.179
Notes payable											$ 692,857
Fixed rate per share (in Dollars per share)													$ 0.11								$ 0.11
Convertible notes payable													$ 640,000								$ 640,000
Debt amount										540,000
Modification of October Two Thousand Twenty-Two Notes [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Remaining debt conversion option																					440,000
Modification of December 2022 Notes [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Remaining debt conversion option																					100,000
Modification of Notes issued in January 2023 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt amount										$ 100,000
Notes Due July 2024 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Debt total													$ 107,136								$ 107,136
First Inducement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Conversion options closing price (in Dollars per share)													$ 0.11								$ 0.11
Shares issued (in Shares)									1,040,000												6,298,703
Original discount																					$ 342,857
Remaining debt conversion option																					$ 350,000
2nd Inducement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Conversion options closing price (in Dollars per share)									$ 0.179				$ 0.11								$ 0.11
Shares issued (in Shares)																					1,040,000
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Interest rate per annum																			8.00%		0.00%
Convertible notes payable													$ 186,160								$ 186,160
Maturity date																			March 2025
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Interest rate per annum																			8.00%		0.00%
Convertible notes payable									$ 105,000
Maturity date																			March 2025
Conversion Options and Balance Sheet Classification [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Conversion options closing price (in Dollars per share)													$ 0.001								$ 0.001
Gain on debt extinguishment																					$ 44,475
Convertible Debt [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Price per share (in Dollars per share)															$ 0.1				$ 0.1
Minimum [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Conversion options closing price (in Dollars per share)													$ 0.23								$ 0.23
Maturity date																					April 2023
Interest rates													8.00%								8.00%
Minimum [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Warrants exercisable (in Shares)		16
Minimum [Member] | Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Interest rates													8.00%								8.00%
Maximum [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Conversion options closing price (in Dollars per share)													$ 0.026								$ 0.026
Maturity date																					May 2023
Interest rates													12.00%								12.00%
Maximum [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Warrants exercisable (in Shares)		2,541,276
Maximum [Member] | Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Interest rates													15.00%								15.00%
Common stock [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Price per share (in Dollars per share)													$ 1								$ 1
Number of common stock issuable (in Shares)																2,080,000		6,298,703			7,315,341
Shares issued of common stock (in Shares)									62,000
Fair value amount								$ 11,098	$ 186,160				$ 11,098	$ 11,098							$ 11,098
Net proceeds												$ 70,000
Converted shares (in Shares)																					3,116,882
Shares issued (in Shares)
Convertible notes payable													105,000								$ 105,000
Common stock [Member] | Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Fair value amount													114,560								114,560
Common stock [Member] | First Inducement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Convertible notes payable													$ 102,857								$ 102,857
Common stock [Member] | 2nd Inducement [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Conversion options closing price (in Dollars per share)													$ 0.179								$ 0.179
Common stock [Member] | Minimum [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Shares issued of common stock (in Shares)																					400,000
Common stock [Member] | Maximum [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Shares issued of common stock (in Shares)																					640,000
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Fair value amount													$ 186,160								$ 186,160
Net proceeds																					305,000	$ 1,307,857
Convertible notes payable													100,000								100,000	828,344
Accrued interest payable																					9,473
Convertible Notes Payable [Member] | Notes Issued in 2022 [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Original issue discount																						$ 477,857
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Convertible notes payable													$ 692,857								$ 692,857
Subsequent Event [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Percentage of original principal repaid					50.00%
Debt total			$ 640,000				$ 640,000
Aggregate amount							162,500
Debt amount							$ 100,000
Subsequent Event [Member] | Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Converted to common stock price per share (in Dollars per share)					$ 0.1
Subsequent Event [Member] | Common stock [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.13				$ 0.13
Common stock [Member] | Subsequent Event [Member] | Notes Payable [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Converted to common stock price per share (in Dollars per share)					$ 0.1
Forecast [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable (Details) [Line Items]
Number of warrant purchased (in Shares)	2
Indebtedness they held	$ 1
Exercise price per share (in Dollars per share)	$ 0.3
Warrants and Rights Outstanding, Maturity Date	Jul. 16, 2026